Average Annual Total Returns - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - Select Materials Portfolio	Apr. 29, 2024
Select Materials Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	7.31%
Past 5 years	11.76%
Past 10 years	5.56%
Select Materials Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.95%
Past 5 years	11.17%
Past 10 years	4.55%
Select Materials Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.26%
Past 5 years	9.35%
Past 10 years	4.21%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1519
Average Annual Return:
Past 1 year	13.80%
Past 5 years	13.64%
Past 10 years	8.42%